PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expenses And Other Current Assets
Prepayment on inventory not received	$ 33,000	$ 225,979
Prepaid expenses	143,158	113,600	14,184
Value added tax receivable	94,162	83,602	0
Security deposit	7,214	7,394	0
Purchase deposits	0	1,507	0
Prepaid expenses and other current assets	$ 277,534	$ 432,082	$ 14,184